John Deere Owner Trust 2018	EXHIBIT 99.3
Servicer’s Certificate

$223,000,000 Class A-1 1.95000% Asset Backed Notes due March 15, 2019
$220,960,000 Class A-2 2.42% Asset Backed Notes due October 15, 2020
$224,950,000 Class A-3 2.66% Asset Backed Notes due April 18, 2022
$84,280,000 Class A-4 2.91% Asset Backed Notes due January 15, 2025
$19,311,002 Overcollateralization

Scheduled Payment Date (30/360)				15-Feb-20
Actual Payment Date (A/360)				18-Feb-20
Collection Period Begin Date				30-Dec-19
Collection Period End Date				02-Feb-20
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				34

(1)	Total Distribution Amount:			$19,843,076.51
	(a)	Total cash receipts during the month:		$19,496,565.43
	(b)	Administrative repurchases during the month:		$341,275.27
	(c)	Investment earnings on cash accounts:		$5,235.81
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$582,486.24
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$378,107.24
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$204,379.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$18,528,649.76
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$18,528,649.76
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	100.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$18,528,649.76

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$19,111,136.00

(6)	Reserve Account balance:
	(a)	Beginning balance:		$7,725,010.00
	(b)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:		$0.00
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Ending Balance (after giving effect to all distributions):		$7,725,010.00
	(e)	Specified Reserve Account Balance:		$7,725,010.00

(7)	Servicing Fee:			$233,280.42
	(a)	Amount of Servicing Fee earned:		$233,280.42
	(b)	Amount of Servicing Fee paid:		$233,280.42
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	Amount Paid to Certificateholder:			$498,560.09
				$0.00
(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$260,876,275.14

	(b)	Note Value as of the end of the related Collection Period:		$255,637,046.27

	(c)	Amount of Overcollateralization (Note value less aggregate principal amount of Notes):		$19,311,002.00

	(d)	Number of Accounts at the end of the related Collection Period:		10,719

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii)	Class A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$152,046,044.32
		(ii)	Class A-3 Note Pool Factor:	0.6759104

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$84,280,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$307,228.94
		(ii)	% of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$79,531.35
	(ii)	Cumulative amount of net losses:	$1,132,855.08
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.14%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.98%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	11,086
	(b)	Number of loans at the end of the period:	10,719
	(c)	Weighted average remaining term on receivables:	23.90
	(d)	Prepayment amount - monthly:	$4,923,790.70
	(e)	Prepayment amount - life-to-date:	$89,394,372.39
	(f)	Weighted average APR of the pool assets:	2.63%
	(g)	Pool Factor:	0.32

(18)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	1.98%
	(c)	Delinquency Trigger Occurred: Y/N	N